VIA EDGAR


                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                            Telephone (213) 683-6000



June 17, 2008

Secretary
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:     CNI Charter Funds - File Nos. 333-16093 and 811-7923

Dear Sir:

On behalf of CNI Charter Funds (the "Registrant"), attached please find Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (the "Amendment") for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended. The purposes of the Amendment are (i) to respond to comments made by Ms. Kimberly Browning of the Securities and Exchange Commission with respect to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A, which was previously filed in connection with the registration of the shares of the newly established Opportunistic Value Fund series of the Registrant (the "Fund"), and (ii) to add performance of the predecessor to the Fund and prior performance of the Fund's sub-adviser to the Fund's prospectuses.

Pursuant to Rule 461 promulgated under the 1933 Act, we are enclosing a request for that the effective time of the above-captioned Amendment be accelerated to June 24, 2008, or as soon thereafter as practicable.

Please direct any inquiries regarding this filing to me at (213) 683-6163 or Michael Glazer at (213) 683-6207.

                                         Sincerely yours,


                                         /s/ Laurie A. Dee
                                         for PAUL, HASTINGS, JANOFSKY & WALKER
                                         LLP
Enclosures